RIGHTS-OF-USE ASSETS AND LEASE OBLIGATIONS - Future minimum lease payments under capital leases (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating leases
Total minimum lease payments	₽ 254,043	₽ 21,445
Less amount representing interest	(93,491)	(9,588)
Total present value of net minimum lease payments	160,552	11,857
Less current portion of lease obligations	(15,812)	(801)
Non-current portion of lease obligations	144,740	11,056
Cash outflow for leases	27,643
Cash outflows for leases included in interest paid	13,684
2019
Operating leases
Total minimum lease payments	30,220	1,763
Total present value of net minimum lease payments	15,812	801
More than 1 to 5 years
Operating leases
Total minimum lease payments	107,403	6,837
Total present value of net minimum lease payments	62,468	3,138
Thereafter
Operating leases
Total minimum lease payments	116,420	12,845
Total present value of net minimum lease payments	₽ 82,272	₽ 7,918
Transponders
Operating leases
Lease term	12 years
Network equipment
Operating leases
Lease term	15 years
Automobiles
Operating leases
Lease term	3 years